Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Basis of preparation
a) Basis of preparation
The consolidated financial statements of the Group (“consolidated financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets, financial liabilities and share based compensation plan, which have been measured at fair value (as further disclosed within this Note). The consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.

Basis of consolidation
b) Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies.
Subsidiaries are those investees that the Group controls because the Group (i) has power to direct relevant activities of the investees that significantly affect their returns, (ii) has exposure, or rights, to variable returns from its involvement with the investees, and (iii) has the ability to use its power over the investees to affect the amount of Group’s returns. The existence and effect of substantive rights, including substantive potential voting rights, are considered when assessing whether the Group has power over another entity. For a right to be substantive, the holder must have practical ability to exercise that right when decisions about the direction of the relevant activities of the investee need to be made. The Group may have power over an investee even when it holds less than majority of voting power in an investee. In such a case, the Group assesses the size of its voting rights relative to the size and dispersion of holdings of the other vote holders to determine if it has de-facto power over the investee. Protective rights of other investors, such as those that relate to fundamental changes of investee’s activities or apply only in exceptional circumstances, do not prevent the Group from controlling an investee. The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, revenue and expense of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. As of December 31, 2020, 2021 and 2022, the Group consolidated 66, 67 and 67 subsidiaries, respectively.

Current versus non-current classification
c) Current versus non-current classification
The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is expected to be realized or intended to be sold or consumed in the normal operating cycle, held primarily for the purpose of trading or expected to be realized within twelve months after the reporting period. Cash and cash equivalents are presented as current unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is expected to be settled in the normal operating cycle, it is held primarily for the purpose of trading, it is due to be settled within twelve months after the reporting period, or there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. All other liabilities as non-current.

Property and equipment
d) Property and equipment
Property and equipment are stated at cost less accumulated depreciation and any impairment losses.
Costs of minor repairs and maintenance are expensed when incurred. The cost of replacing major parts or components of property and equipment items are capitalized and the replaced part is written off.
Whenever events or changes in market conditions indicate a risk of impairment of property and equipment, management estimates the recoverable amount, which is determined as the higher of an asset’s fair value less costs to sell and its value in use. The carrying amount is reduced to the recoverable amount and the impairment loss is recognized in profit or loss for the year.
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease
The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. A recognized item of property and equipment and any significant part is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of operations when the asset is derecognized.
Leases
e) Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group only acts as a lessee.
Group as a lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are recognized in the statement of financial position as “Property and equipment” and are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
•Offices and Warehouses - 2 to 10 years
•Motor vehicles and other equipment 2 to 6 years
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including, in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.
In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.
Lease expenses are primarily classified as ‘General and administrative expense’.

Financial instruments - initial recognition and subsequent measurement	) Financial instruments – initial recognition and subsequent measurement
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
The Group has financial assets in the form of bank deposits, trade notes and accounts receivable and other receivables and financial investments included in the item “Term deposits and other financial assets”.
Initial recognition and subsequent measurement
With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15. Trade and other receivables are subsequently measured at amortized cost using the effective interest rate method.
The classification of financial assets that are debt instruments at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.
Contractual cash flows arising from the financial assets are assessed by the Group as to whether they are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. The business model for managing financial assets that are debt instruments is either “hold to collect”, “hold to collect and sell” or other (such as when the asset is held for trading or is otherwise managed on a fair value basis).
In order for a financial asset that is a debt instrument to be classified and subsequently measured at amortized cost, contractual cash flows need to arise as SPPI and the business model for the financial asset must be to “hold to collect”. Amortized cost is measured according to effective interest rate method and interest income is recognized in “Finance income”.
A financial asset that is a debt instrument is classified and subsequently measured at fair value through other comprehensive income, if arising contractual cash flows are SPPI and the business model for the financial asset is “hold to collect and sell”.
Interest income is measured according to effective interest rate method and recognized in “Finance income”. Changes in fair value are recognized in other comprehensive income, and the accumulated amount is presented in the statement of financial position in Other reserves. The fair value reserve is reclassified to profit or loss when the investments are derecognized. Gains and losses upon disposal or maturity are recognized in “Finance income” or “Finance costs”. Changes in the allowance for expected credit losses are recognized in the statement of profit or loss in “Finance income” or “Finance costs”, against the fair value reserve.
Investments in debt instruments for which cash flows are not SPPI or for which the business model is “hold to sell” are subsequently measured at fair value through profit or loss. Interest and dividend income are recognized on an accrual basis and presented in “Finance income”. Changes in fair value are recognized in the statement of profit or loss in “Finance income” or “Finance costs”.
Impairment – expected credit losses model
Impairment of investments in debt instruments subsequently measured at amortized cost or fair value through comprehensive income, as well as of contract assets within the scope of IFRS 15, is recognized as an expected credit loss allowance against these assets, according to the IFRS 9 3-stage model based on changes in credit quality since initial recognition. A simplified approach is available for trade receivables and contract assets that do not contain a significant financing component.
Stage 1 includes financial instruments that have not had a significant increase in credit risk since initial recognition or that, under the available practical expedient, have low credit risk at the reporting date. For these assets, 12-month expected credit losses are recognized and interest revenue is calculated on their gross carrying amount.
Stage 2 includes financial instruments that have had a significant increase in credit risk since initial recognition (except if they have low credit risk at the reporting date) but that do not have objective evidence of impairment. For these assets, the allowance includes lifetime expected credit losses, and interest revenue is calculated on their gross carrying amount.
Stage 3 includes financial assets that have objective evidence of impairment at the reporting date. For these assets, the allowance is for lifetime expected credit losses and interest revenue is calculated on their carrying amount (net of the expected credit loss allowance).
Impairment – accounts receivable
The Group applies the IFRS 9 simplified approach to measuring expected credit losses (ECL) which uses a lifetime expected loss allowance for all trade receivables. The estimated ECL are calculated based on actual credit loss experience over a period that, per business, countries and type of customers, is considered statistically relevant and representative of the specific characteristics of the underlying credit risk. When calculating ECL, the expected recovery from collateral is taken into account. The Group has the contractual right to dispose of marketplace products and apply all proceeds of sales to discharge any amounts that are owed by sellers.
Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporated several macroeconomic elements such as the countries’ GDP and unemployment rates. The expected loss rates are reviewed annually, or when there is a significant change in external factors potentially impacting credit risk, and are updated where management’s expectations of credit losses change. The Group writes off accounts receivable no later than when the balance becomes 12 months past due.
Default and write-off of financial assets
The Group determines the probability of default upon the initial recognition of the asset. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Impairment – other financial assets
The Group’s maximum exposure to credit risk for other financial assets as of December 31, 2021 and 2022 is the respective carrying amount.
As of December 31, 2021 and 2022, all of the Group’s debt investments measured at fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period was therefore limited to the expected credit losses for 12 months. Management considers ‘low credit risk’ for listed bonds to be an investment grade credit rating by a major rating agency. The Group considers that credit risk increases significantly if the credit rating deteriorates to a non-investment grade rating.
The probability of default (PD) and loss given default (LGD) are determined for the investments on an individual basis, using available public corporate PD and LGD assessments of the securities performed by credit rating agencies, which incorporate both historical and forward-looking information, according to market standards. Forward-looking information includes credit rating outlooks and economic forecast measured using country gross domestic product (GDP) and credit default swap (CDS).
Financial liabilities
The Group has financial liabilities in the form of trade and other payables and deferred income that are initially recognized at fair value which primarily represents the original invoiced amount. They are subsequently measured at amortized cost using the effective interest method. "Interest expense is recognized in “Finance costs”. Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Deferred income is subsequently recognized as revenue in the Consolidated Statement of Operations and Comprehensive Income (Loss). A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Impairment of non-financial assets
g) Impairment of non-financial assets
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating-unit’s (CGU) fair value less costs of disposal and its value-in-use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Inventories
h) Inventories
Inventories are valued at the lower of cost or net realizable value. Cost of inventory is determined on first-in-first out basis (FIFO) method. The cost of inventory includes purchase costs and costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Impairment losses, if any, due to obsolete materials and slow inventory movement are deducted from the carrying amount of the inventories.

Cash and cash equivalents and term deposits
i) Cash and cash equivalents and term deposits
Cash and cash equivalents include cash in hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of three months or less, for which the risk of changes in value is insignificant.
Term deposits are deposits placed with banks with an original maturity of more than three months and, therefore, not included as ‘cash and cash equivalents’ in the statements of financial position and consolidated statement of cash flows.

Value added tax
j) Value added tax
Output value added tax (“VAT”) related to sales is payable to tax authorities on the earlier of (a) collection of receivables from consumers or (b) delivery of goods or services to consumers. Input VAT is generally recoverable against output VAT upon receipt of the VAT invoice. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position. When input and output VAT expire or are settled in different patterns, VAT is recognized in the statement of financial position and disclosed separately as an asset and liability.
Where a provision has been made for impairment of receivables, the gross amount of the debtor, including VAT, is provided for.
If the effect of the time value of money is material, tax receivables and payables are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the asset or liability. When discounting is used, the increase in the asset or liability due to the passage of time is recognized as a finance cost.

Provisions and contingent liabilities
k) Provisions and contingent liabilities
Provisions are recognized when the Group has a present obligation (legal or constructive) because of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to a provision is presented in the consolidated statement of operations and comprehensive income (loss) along with any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Where it is more likely that no present obligation exists at the reporting date, the Group discloses a contingent liability, unless the possibility of an outflow of resources embodying economic benefit is remote, in which case no disclosure is required.

Foreign currency translation
l) Foreign currency translation
Functional and presentation currency
Amounts included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in US dollars (USD), which is the Group’s presentation currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities using exchange rates at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations within finance costs and finance income.
The Group considers that monetary long-term receivables from or loans to a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the Group’s net investment in that foreign operation. The related foreign exchange differences and income tax effect of the foreign exchange differences are included in the exchange difference on net investment in foreign operations within equity. In case of repayment, the Group has elected to maintain exchange differences in equity until disposal of the foreign operation. On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the consolidated statement of operations and comprehensive income (loss).
The following tables present currency translation rates against the US dollars for the Group’s most significant operations.

		Year Ended December 31, 2020
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	126.38	131.70
Cameroon	CFA Franc BEAC (XAF)	574.70	534.86
China	Yuan Renminbi (CNY)	6.89	6.53
Ivory Coast	CFA Franc BCEAO (XOF)	574.70	534.86
Egypt	Egyptian Pound (EGP)	15.77	15.71
Germany	Euro (EUR)	0.88	0.82
Ghana	Cedi (Ghana) (GHS)	5.72	5.85
Kenya	Kenyan Shilling (KES)	105.56	108.14
Morocco	Moroccan Dirham (MAD)	9.39	8.80
Nigeria	Naira (NGN)	378.28	382.96
Portugal	Euro (EUR)	0.88	0.82
Rwanda	Rwanda Franc (RWF)	944.47	974.50
Senegal	CFA Franc BCEAO (XOF)	574.70	534.86
South Africa	Rand (ZAR)	16.44	14.65
Tunisia	Tunisian Dinar (TND)	2.78	2.66
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,304.47	2,291.44
Uganda	Uganda Shilling (UGX)	3,692.52	3,629.35
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2021
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.56	138.50
Cameroon	CFA Franc BEAC (XAF)	554.72	578.23
China	Yuan Renminbi (CNY)	6.45	6.36
Ivory Coast	CFA Franc BCEAO (XOF)	554.72	578.23
Egypt	Egyptian Pound (EGP)	15.67	15.68
Ghana	Cedi (Ghana) (GHS)	5.90	6.13
Kenya	Kenyan Shilling (KES)	108.79	112.25
Morocco	Moroccan Dirham (MAD)	8.90	9.16
Nigeria	Naira (NGN)	399.35	410.97
Portugal	Euro (EUR)	0.85	0.88
Rwanda	Rwanda Franc (RWF)	986.02	1,016.15
Senegal	CFA Franc BCEAO (XOF)	554.72	578.23
South Africa	Rand (ZAR)	14.78	15.92
Tunisia	Tunisian Dinar (TND)	2.75	2.87
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,307.88	2,296.51
Uganda	Uganda Shilling (UGX)	3,567.41	3,526.41
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2022
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	141.96	137.36
Cameroon	CFA Franc BEAC (XAF)	623.87	612.84
China	Yuan Renminbi (CNY)	6.73	6.90
Ivory Coast	CFA Franc BCEAO (XOF)	623.87	612.84
Egypt	Egyptian Pound (EGP)	19.20	24.75
Ghana	Cedi (Ghana) (GHS)	8.99	10.20
Kenya	Kenyan Shilling (KES)	117.60	123.50
Morocco	Moroccan Dirham (MAD)	10.13	10.46
Nigeria	Naira (NGN)	423.01	448.08
Portugal	Euro (EUR)	0.95	0.93
Rwanda	Rwanda Franc (RWF)	1,031.64	1,067.00
Senegal	CFA Franc BCEAO (XOF)	623.87	612.84
South Africa	Rand (ZAR)	16.37	17.02
Tunisia	Tunisian Dinar (TND)	3.08	3.11
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,322.97	2,332.45
Uganda	Uganda Shilling (UGX)	3,682.08	3,717.61
United Arab Emirates	UAE Dirham (AED)	3.67	3.67
Translation into presentation currency
On consolidation, the results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
i.Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
ii.Income and expense for each item of the statement of comprehensive income (loss) are translated at average exchange rates;
All resulting exchange differences arising on translation for consolidation are recognized in other comprehensive income.

Revenue from contracts with customers
m) Revenue from contracts with customers
The Group generates revenue primarily from commissions, sale of goods, fulfillment, marketing and advertising and provision of other services.
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
The Group evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or a net basis, which requires Management judgment. In performing their analysis, the Group considers first whether it controls the goods or services before they are transferred to the customers and if it has the ability to direct the use of the goods or services or obtain benefits from them. The Group also considers the following indicators:
–The latitude in establishing prices and selecting suppliers
–The inventory risk borne by the Group before and after the goods have been transferred to the customer
When the Group is primarily obliged in a transaction, is subject to inventory risk, has all, or has several but not all, of the indicators, the Group acts as principal and revenue is recorded on a gross basis. When the Group is not the primary obligor, does not bear the inventory risk and does not have the ability to establish price, the Group acts as agent and revenue is recorded on a net basis.
Revenue recognition policies for each type of revenue stream are as follows:
(1) Sales of goods
Revenue from sales of goods relates to transactions where Jumia acts directly as the seller, where it enters into an agreement with a consumer to sell goods. These goods are sold for a fixed price as determined by the Group and the Group bears the obligation to deliver those goods to the consumer. As such, the Group is considered to be the principal in these transactions and recognizes sales on a gross basis for the selling price at the point in time when the goods are delivered to the consumer. The delivery of the goods is not a separate performance obligation, as the consumer cannot benefit from the goods without the delivery, which must be performed by Jumia. Therefore, revenue for goods and delivery are recognized at a point in time.
(2) Third party sales
This revenue is related to the online selling platform which provides sellers the ability to sell goods directly to consumers. In this case, Jumia’s performance obligation with respect to these transactions is to arrange the transaction through the online platform. Further, Jumia also delivers the goods to consumers on behalf of the sellers. The Group considers that Jumia has one performance obligation in respect of these transactions which is to arrange the sale and delivery of goods to consumers on behalf of sellers and since Jumia does not control the goods, it is an agent in these transactions. The revenue from these transactions is recognized at a point in time when the goods are delivered to the end consumer which is the time when the Group satisfies its performance obligation.
Jumia generates the following revenues from these marketplace transactions:
2 a) Commission revenue
Jumia generates a commission fee (normally a percentage of the selling price) which it charges to sellers based on agreements with the sellers.
2 b) Fulfillment revenue
Jumia charges a delivery fee to consumers when delivering goods to consumers on behalf of the sellers which it recognizes as fulfillment revenue.
2 c) Value added service revenue
In some instances, Jumia also charges a delivery fee to sellers when delivering goods to consumers on behalf of the sellers which it recognizes as part of value-added services revenue.
(3) Marketing and advertising
The Group provides advertising services to vendors and non-vendors, such as performance marketing campaigns, placing banners on the Jumia platform or sending newsletters and notifications. The advertising services are contractually agreed with the advertisers. As Jumia establishes pricing and is primarily obliged to deliver these advertising services, revenue is recognized on a gross basis. The campaigns and banners can be run for a short period as well as be spread over a year and are therefore recognized at a point in time or over the period.
(4) Value added services
In addition to the delivery fee charged to sellers in respect of marketplace transactions noted above, the Group also provides other services to sellers for which it charges a fee such as logistics services (transportation, warehousing and packaging) of products ahead of shipment and technical support. As Jumia establishes pricing and controls the services, revenue is recognized on a gross basis. Revenue for warehousing is recognized over the period of storage of the goods while revenue for transportation, packaging of products and technical support is recognized when the respective service is completed.
(5) Other revenue
The Group provides logistic services to non-sellers in Jumia such as transportation of goods. Jumia is the principal in this activity and is also deciding the price and assuming the risk of non-performing the service. The performance obligation is satisfied when the shipping services are completed.
Variable consideration
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
The Group uses the expected value method to estimate the variable consideration given the large number of contracts that have similar characteristics. The Group then applies the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. A refund liability is recognized for the goods that are expected to be returned (i.e., the amount not included in the transaction price) and a right of return asset for the right to recover products when a refund liability is settled.

Consumer incentives and subsidies
The Group grants incentives to its end consumers and subsidies to its marketplace vendors. Incentives to end consumers, which include discounts or vouchers, and marketplace subsidies to vendors are consideration payable to a customer and are recognized as a reduction of revenue.
Cost to obtain a contract
The Group pays sales commission or fees to parties for each contract that they obtain. The Group applies the optional practical expedient to immediately expense costs to obtain a contract if the amortization period of the asset that would have been recognized is one year or less. As such, sales commissions and fees are immediately recognized as an expense and included as part of sales and advertising expense.
Cost of revenue
The Group’s cost of revenue includes the external costs directly attributable to fulfilling the performance obligations mentioned above, such as the purchase price of consumer products where Jumia acts directly as the seller. Certain expenses associated with third-party sales, such as compensation paid to sellers for lost, damaged or late delivery items, and shipping costs related to logistics services to non-sellers are also included in cost of revenue.

Fulfillment expense
n) Fulfillment expense
Fulfillment expense consists of expense related to services of third-party logistics providers and payment processing expenses, which we refer to as freight and shipping, and expense mainly related to our network of warehouses, including employee benefit expense, which we refer to as fulfillment expense other than freight and shipping. Fulfillment expense other than freight and shipping represents those expenses incurred in operating and staffing our fulfillment and consumer service centers, including expense attributable to procuring, receiving, inspecting, and warehousing inventories and picking, packaging, and preparing consumer orders for shipment, including packaging materials. Lease expenses are primarily classified as “General and administrative expense”. Fulfillment expense also includes expense relating to consumer service operations.

Sales and advertising expense
o) Sales and advertising expense
Sales and advertising expenses represent expenses associated with the promotion of our marketplace and include online and offline marketing expenses, promotion of the brand through traditional media outlets, certain expense related to our consumer acquisition and engagement activities and other expense associated with our market presence.

Technology and content expense
p) Technology and content expense
Technology and content expenses consist principally of research and development activities, including wages and benefits, for employees involved in application, production, maintenance, operation for new and existing goods and services, as well as other technology infrastructure expense.

General and administrative expense
q) General and administrative expense
General and administrative expense contains wages and benefits, including share-based payment expense, of management, seller management expense, commercial development expense, accounting and legal staff expense, consulting expense, audit expense, lease expense, office related utilities expense, insurance expense, tax expense other than income tax, other overheads and other material general expenses.

Employee benefits
r) Employee benefits
Short-term benefits
Wages, salaries, paid annual leave and sick leave, bonuses, and other benefits (such as health services) are accrued in the year in which the associated services are rendered by the employees of the Group.

Share-based compensation	) Share-based compensation
The Group operates share-based payment plans, under which directors and employees receive a compensation in form of equity instruments of the Company or cash for the services provided. Awards are granted with service and/or performance conditions.
For equity settled instruments, the total amount to be expensed for services received is determined by reference to the grant date fair value of the share-based payment award made. For share-based payment awards, we analyze whether the exercise price paid (or payable) by a participant, if any, exceeds the market price of the underlying equity instruments at the grant date. Any excess of (i) the estimated market value of the equity instruments and (ii) the exercise price results in share-based payment expense.
The share-based payment is expensed on a straight-line basis over the vesting period with a corresponding credit to equity. Management estimates the number of awards that will eventually vest. For awards with graded-vesting features, each instalment of the award is treated as a separate grant (i.e., each instalment is separately expensed over the related vesting period). For equity settled instruments, option awards issued by the Group are initially measured using Black-Scholes valuation model on the grant date and are not subsequently re-measured.
Certain of Jumia’s share based compensation transactions are subject to non-market performance targets.
Depending on the vesting period and the performance measurement period, performance targets are classified as (i) non-vesting conditions or (ii) non-market performance vesting conditions.
For non-vesting condition, the probability of achieving the performance target is included in the computation of the award’s fair value and is not subsequently re-assessed.
Non-market performance vesting conditions are not taken into consideration when determining the grant date fair value of an award. Instead, they are taken into consideration when estimating the number of awards that will vest. On a cumulative basis, no amount is recognized for goods or services received where an award does not vest, because a specified non-market vesting condition has not been met. As a result, the IFRS 2 expense can change during the vesting period, depending on changes in expectations. The number of awards, subject to non-vesting performance conditions, that will vest is estimated based on the most likely outcome.
For certain share-based compensation transactions the length of the vesting period depends on meeting a certain market condition. A market condition is a performance condition upon which the exercise price, vesting or exercisability of an equity instrument depends/ relates to the market price of the entity’s equity instruments. Where the length of the vesting period depends on when a market performance condition is satisfied, the estimate of the expected length of the vesting period is based on the most likely outcome of the performance condition and is not subsequently revised.
When an award is cancelled (other than by forfeiture for failure to satisfy the vesting conditions) during the vesting period, it is treated as an acceleration of vesting, and the entity recognizes immediately the amount that would otherwise have been recognized for services received over the remainder of the vesting period. When an award is surrendered by an employee (other than by forfeiture for failure to satisfy the vesting conditions), it is accounted for as a cancellation.
When new equity instruments are granted during the vesting period of the currently vesting awards, and on the date that they are granted, they are identified as replacement of the currently vesting awards, they are treated as a modification. The incremental fair value of replacement awards is recognized over its vesting period, and the replaced awards continue to be expensed as scheduled.
In case there is modification of awards recognition, from equity-settled to cash-settled, a liability is recognized based on the fair value of the cash-settled award as at the date of the modification and to the extent to which the vesting period has expired. The entire corresponding debit is taken to equity.
For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of goods or services received. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in general and administrative expenses.
Share based payment expense are mainly sensitive to achievement of performance conditions. For the 2019, 2020 and 2021 plans, performance conditions are unlikely to be met. For the awards granted in 2022, the expense of the year is not materially sensitive to the achievement assessment of the performance condition since the awards were granted in December 2022.

Income taxes
t) Income taxes
The income tax charge comprises of current tax and deferred tax and is recognized in profit or loss for the year, unless it relates to transactions that are recognized directly in equity.
Current taxes are measured at the amount expected to be paid to or recovered from the taxation authorities on the taxable profits or losses based on the prevailing tax rates on the reporting date and any adjustments to taxes payable in previous years. Taxable profits or losses are based on estimates if financial statements are authorized prior to filing relevant tax returns. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

The calculation of deferred taxes is based on the balance sheet liability method that refers to the temporary differences between the tax bases of assets and liabilities and their carrying amounts. The method of calculating deferred taxes depends on how the asset’s carrying amount is expected to be realized and how the liabilities will be paid. However, in accordance with the initial recognition exemption, deferred taxes are not recorded for temporary differences on initial recognition of an asset or a liability in a transaction other than a business combination if the transaction, when initially recorded, affects neither accounting nor taxable profit and does not give rise to equal taxable and deductible temporary differences. Deferred taxes are measured at tax rates enacted or substantively enacted at the end of the reporting period. Deferred tax assets are offset against deferred tax liabilities if the taxes are levied by the same taxation authority and the entity has a legally enforceable right to offset current tax assets against current tax liabilities. Deferred tax assets for deductible temporary differences and tax loss carry forwards are recorded only to the extent that they are believed to be recoverable.

Segments
u) Segments
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM), which are the same figures as those presented in the statement of operations. The chief operating decision maker is comprised of the acting CEO and the Executive Vice President, Finance & Operations. In the periods presented, the Group had one operating and reportable segment, an e-Commerce platform. Although the e-Commerce platform consists of different business platforms of the Group, the CODM makes decisions as to how to allocate resources based on the long-term growth potential of the Group as determined by market research, growth potential in regions, and various internal key performance indicators. The Group’s geographical distribution of revenue and property and equipment was as follows:

Revenue	For the year ended December 31,
In thousands of USD	2020	2021	2022
West Africa(1)	72,029	83,364	110,528
North Africa(2)	55,330	60,494	63,148
East and South Africa(3)	30,940	32,080	39,309
Europe(4)	831	329	295
United Arab Emirates	236	1,666	8,576
Others	—	1	26
Total	159,366	177,934	221,882

Property and equipment	As of December 31,
In thousands of USD	2021	2022
West Africa(1)	6,563	12,237
North Africa(2)	8,642	8,973
East and South Africa(3)	4,528	5,812
Europe(4)	1,905	1,209
China	131	163
United Arab Emirates	55	104
Total	21,824	28,498
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(1)West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.
(4)Portugal and Germany